Components Of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 16,656	$ 10,347
OCI before reclassifications	(11,280)	6,354
Amounts reclassified from AOCI	(376)	(45)
Net OCI	(11,656)	6,309	$ (23,698)
Ending balance	5,000	16,656	10,347
Net unrealized gain on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	16,656	10,347
OCI before reclassifications	(11,163)	6,280
Amounts reclassified from AOCI	(493)	29
Net OCI	(11,656)	6,309
Ending balance	5,000	16,656	$ 10,347
OTTI Losses In OCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI before reclassifications	(117)	74
Amounts reclassified from AOCI	$ 117	$ (74)